Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	FundX Investment Trust
Central Index Key	0001602508
Amendment Flag	false
Document Creation Date	Jan. 26, 2018
Document Effective Date	Jan. 30, 2018
Prospectus Date	Jan. 30, 2018
FundX Upgrader Fund | FundX Upgrader Fund
Prospectus:
Trading Symbol	FUNDX
FundX Flexible Income Fund | FundX Flexible Income Fund
Prospectus:
Trading Symbol	INCMX
FundX Conservative Upgrader Fund | FundX Conservative Upgrader Fund
Prospectus:
Trading Symbol	RELAX
FundX Aggressive Upgrader Fund | FundX Aggressive Upgrader Fund
Prospectus:
Trading Symbol	HOTFX
FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund
Prospectus:
Trading Symbol	TACTX
FundX Sustainable Impact Fund | FundX Sustainable Impact Fund
Prospectus:
Trading Symbol	SRIFX